SHAREHOLDERS' EQUITY (DEFICIT) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended					6 Months Ended
	Aug. 08, 2012 USD ($)	May 31, 2012 USD ($)	May 22, 2012 USD ($)	May 14, 2012 ILS	Apr. 17, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 ILS	Dec. 31, 2011 ILS
Reverse stock split and increase in share capital
Number of shares to be consolidated to one share in reverse stock split				15
Par value before reverse stock split				0.04
Ordinary shares, par value per share								0.6	0.6
Ordinary shares, shares authorized								20,000,000	2,000,000
Equity financing
Shares issued	5,500,000	570,755	632,057		540,000
Shares issued, share price	$ 5.00	$ 11.50	$ 3.50		$ 2.55
Aggregate gross proceeds	$ 27,500	$ 6,564	$ 2,212		$ 1,377	$ 8,811	$ 4,978
Stock based compensation
Options granted to employees						1,000
Warrants granted to service providers	825,000					750
Minimum exercise price						$ 2.55
Maximum exercise price						$ 7.43
Vesting period						4 years
Expected volatility						123.00%
Risk free interest rates range, minimum						0.72%
Risk free interest rates range, maximum						1.11%
Dividend yield						0.00%
Time to maturity (in years), minimum						5.5
Time to maturity (in years), maximum						6.13
Forfeiture rate						10.00%
Stock-based compensation to employees						$ 158	$ 512